Basis of Presentation and Significant Accounting Policies - Warrant Liability Narrative (Details) $ in Millions	Dec. 31, 2023 USD ($) shares
Description Of Business And Significant Accounting Policies [Line Items]
Number of securities called by each warrant (in shares) | shares	1
Reverse recapitalization, equity conversion ratio	1
Public Warrant
Description Of Business And Significant Accounting Policies [Line Items]
Fair value of warrants	$ 1.9
Private Placement Warrants
Description Of Business And Significant Accounting Policies [Line Items]
Fair value of warrants	$ 1.4
Private Placement Warrants | Measurement Input, Expected Dividend Rate
Description Of Business And Significant Accounting Policies [Line Items]
Warrants, measurement input	0
Private Placement Warrants | Measurement Input, Price Volatility
Description Of Business And Significant Accounting Policies [Line Items]
Warrants, measurement input	0.205
Private Placement Warrants | Measurement Input, Risk Free Interest Rate
Description Of Business And Significant Accounting Policies [Line Items]
Warrants, measurement input	0.0384
Private Placement Warrants | Measurement Input, Expected Term
Description Of Business And Significant Accounting Policies [Line Items]
Warrants, measurement input	5